Remuneration (Tables)	12 Months Ended
Dec. 31, 2021
Renumeration [abstract]
Schedule Of Renumeration Explanatory [Table Text Block]
Full year
(in USD million, except average number of employees) 2021 2020 2019
Salaries
1)
2,962 2,625 2,766
Pension costs 2)
488 432 446
Payroll tax
414 368 413
Other compensations and social costs
288 283 330
Total payroll costs
4,152 3,707 3,955
Average number of employees 3)
21,400 21,700 21,400
Salaries include bonuses, severance packages and expatriate costs in addition to base pay.
2)

See note 20 Pensions.
3)

Part time employees amount to
3 % for 2021, 2 % for 2020 and 4 % for 2019.

Remuneration to members of the BoD and the CEC [text block]
Full year
(in USD thousand)
1)
2021 2020 2019
Current employee benefits
12,229 9,012 10,958
Post-employment benefits
420 589 661
Other non-current benefits
17 14 18
Share-based payment benefits
83 125 147
Total benefits
12,749 9,740 11,782
1) All figures in the table are presented on accrual basis.